EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of earnings per share, basic and diluted

	Year ended December 31, 2025
	Class A	Class B
	Ordinary	Ordinary
	shares (*)	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$88,278	$22,467
Denominator:
Number of shares used in per share computation	45,371,314	11,547,000
Basic earnings per share	$1.95	$1.95
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$88,278	$22,467
Reallocation of undistributed earnings	1,721	(1,721)
Allocation of undistributed earnings	89,999	20,746
Denominator:
Number of shares used in basic computation	45,371,314	11,547,000
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	4,720,944	—
Number of shares used in per share computation	50,092,258	11,547,000
Diluted earnings per share	$1.80	$1.80
(*)	Includes 367,353 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.

	Year ended December 31, 2024
	Class A	Class B
	Ordinary	Ordinary
	shares(*)	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$81,057	$20,434
Denominator:
Number of shares used in per share computation	45,805,237	11,547,000
Basic earnings per share	$1.77	$1.77
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$81,057	$20,434
Reallocation of undistributed earnings	1,462	(1,462)
Allocation of undistributed earnings	82,519	18,972
Denominator:
Number of shares used in basic computation	45,805,237	11,547,000
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	4,420,786	—
Number of shares used in per share computation	50,226,023	11,547,000
Diluted earnings per share	$1.64	$1.64

(*)Includes 313,529 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.

	Year ended December 31, 2023
	Class A	Class B
	Ordinary	Ordinary	Redeemable A
	shares (*)	shares	shares
Basic earnings per share:
Numerator:
Allocation of undistributed earnings	$44,434	$13,530	$570
Denominator:
Number of shares used in per share computation	41,922,656	12,764,081	537,880
Basic earnings per share	$1.06	$1.06	$1.06
Diluted earnings per share:
Numerator:
Allocation of undistributed earnings for basic computation	$44,434	$13,530	$570
Reallocation of undistributed earnings	60	(27)	(33)
Allocation of undistributed earnings	44,494	13,503	537
Denominator:
Number of shares used in basic computation	41,922,656	12,764,081	537,880
Weighted-average effect of dilutive securities:
Employee stock options and RSUs	2,695,094	775,382	—
Number of shares used in per share computation	44,617,750	13,539,463	537,880
Diluted earnings per share	$1.00	$1.00	$1.00

(*)Includes 391,911 Class A Ordinary shares subject to certain restrictions issued in connection with prior acquisition.